UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 17.9%
	Auto Components — 2.0%
315	Gentex Corp.	9,532
318	Johnson Controls, Inc.	13,219

		22,751

	Automobiles — 1.7%
435	Harley-Davidson, Inc. (c)	18,475

	Diversified Consumer Services — 1.6%
224	American Public Education, Inc. (a)	9,073
160	Sotheby’s	8,405

		17,478

	Hotels, Restaurants & Leisure — 2.7%
205	BJ’s Restaurants, Inc. (a)	8,074
219	Cheesecake Factory, Inc. (The) (a)	6,590
287	Gaylord Entertainment Co. (a)	9,960
374	International Game Technology	6,076

		30,700

	Household Durables — 0.9%
214	Harman International Industries, Inc.	10,029

	Internet & Catalog Retail — 2.4%
151	Amazon.com, Inc. (a)	27,272

	Media — 4.0%
343	Lamar Advertising Co., Class A (a)	12,670
228	Scripps Networks Interactive, Inc., Class A	11,395
4,247	Sirius XM Radio, Inc. (a)	7,050
301	Walt Disney Co. (The)	12,983

		44,098

	Specialty Retail — 1.8%
354	Dick’s Sporting Goods, Inc. (a)	14,157
468	OfficeMax, Inc. (a)	6,056

		20,213

	Textiles, Apparel & Luxury Goods — 0.8%
164	Coach, Inc.	8,545

	Total Consumer Discretionary	199,561

Energy — 8.6%
	Energy Equipment & Services — 4.3%
248	Cameron International Corp. (a)	14,165
163	National Oilwell Varco, Inc.	12,897
222	Schlumberger Ltd.	20,732

		47,794

	Oil, Gas & Consumable Fuels — 4.3%
110	Apache Corp.	14,414
215	Concho Resources, Inc. (a)	23,102
287	Forest Oil Corp. (a)	10,854

		48,370
	Total Energy	96,164

Financials — 9.1%
	Capital Markets — 2.8%
268	Lazard Ltd., (Bermuda), Class A	11,123
467	Och-Ziff Capital Management Group LLC, Class A	7,616
192	T. Rowe Price Group, Inc.	12,719

		31,458

	Commercial Banks — 2.1%
442	U.S. Bancorp	11,677
371	Wells Fargo & Co.	11,745

		23,422
	Consumer Finance — 1.3%
312	American Express Co.	14,084

	Diversified Financial Services — 0.9%
32	CME Group, Inc.	9,680

	Insurance — 2.0%
163	ACE Ltd., (Switzerland)	10,553
219	AON Corp.	11,605

		22,158
	Total Financials	100,802

Health Care — 12.7%
	Biotechnology — 2.1%
81	Alexion Pharmaceuticals, Inc. (a) (c)	7,973
84	Biogen Idec, Inc. (a)	6,172
156	Celgene Corp. (a)	8,958

		23,103
	Health Care Equipment & Supplies — 1.7%
206	Sirona Dental Systems, Inc. (a)	10,328
322	Thoratec Corp. (a)	8,349

		18,677
	Health Care Providers & Services — 5.2%
123	DaVita, Inc. (a)	10,535
279	Emeritus Corp. (a) (c)	7,096
179	Healthspring, Inc. (a)	6,689
428	Lincare Holdings, Inc.	12,696
477	UnitedHealth Group, Inc.	21,574

		58,590
	Life Sciences Tools & Services — 1.5%
377	Agilent Technologies, Inc. (a)	16,869

	Pharmaceuticals — 2.2%
486	Valeant Pharmaceuticals International, Inc., (Canada) (c)	24,227

	Total Health Care	141,466

Industrials — 14.2%
	Aerospace & Defense — 1.7%
115	Goodrich Corp.	9,819
140	HEICO Corp. (c)	8,761

		18,580
	Airlines — 0.8%
884	Delta Air Lines, Inc. (a)	8,663

	Electrical Equipment — 1.8%
226	EnerSys (a)	8,964
116	Rockwell Automation, Inc.	10,998

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — Continued

		19,962

	Industrial Conglomerates — 0.7%
174	Carlisle Cos., Inc.	7,747

	Machinery — 4.3%
194	Cummins, Inc.	21,267
162	Deere & Co.	15,725
164	Wabtec Corp. (c)	11,097

		48,089

	Professional Services — 0.8%
99	IHS, Inc., Class A (a)	8,751

	Road & Rail — 2.9%
579	Avis Budget Group, Inc. (a)	10,375
244	J.B. Hunt Transport Services, Inc.	11,096
311	Old Dominion Freight Line, Inc. (a)	10,896

		32,367

	Trading Companies & Distributors — 1.2%
100	W.W. Grainger, Inc. (c)	13,699

	Total Industrials	157,858

Information Technology — 32.0%
	Communications Equipment — 4.2%
323	JDS Uniphase Corp. (a)	6,721
329	Juniper Networks, Inc. (a)	13,832
344	QUALCOMM, Inc.	18,834
198	Riverbed Technology, Inc. (a)	7,451

		46,838

	Computers & Peripherals — 7.6%
188	Apple, Inc. (a)	65,526
285	EMC Corp. (a)	7,553
240	NetApp, Inc. (a) (c)	11,554

		84,633

	Electronic Equipment, Instruments & Components — 2.3%
187	Amphenol Corp., Class A	10,160
441	TE Connectivity Ltd., (Switzerland)	15,366

		25,526

	Internet Software & Services — 1.7%
31	Google, Inc., Class A (a)	18,348

	IT Services — 3.1%
382	CGI Group, Inc., (Canada), Class A (a)	7,999
161	Cognizant Technology Solutions Corp., Class A (a)	13,122
55	MasterCard, Inc., Class A	13,895

		35,016

	Office Electronics — 0.8%
220	Zebra Technologies Corp., Class A (a)	8,629

	Semiconductors & Semiconductor Equipment — 3.7%
325	Broadcom Corp., Class A	12,779
277	Lam Research Corp. (a)	15,706
392	Xilinx, Inc.	12,845

		41,330

	Software — 8.6%
378	Adobe Systems, Inc. (a)	12,541
256	Autodesk, Inc. (a)	11,310
90	Citrix Systems, Inc. (a)	6,611
134	Concur Technologies, Inc. (a)	7,414
230	MICROS Systems, Inc. (a)	11,384
375	Nuance Communications, Inc. (a)	7,335
740	Oracle Corp.	24,680
54	Salesforce.com, Inc. (a)	7,253
209	Taleo Corp., Class A (a)	7,451

		95,979
	Total Information Technology	356,299

Materials — 2.9%
	Chemicals — 1.2%
159	Sherwin-Williams Co. (The)	13,312

	Containers & Packaging — 0.8%
140	Greif, Inc., Class A	9,144

	Metals & Mining — 0.9%
166	Freeport-McMoRan Copper & Gold, Inc.	9,194

	Total Materials	31,650

	Total Common Stocks (Cost $826,776)	1,083,800
Short-Term Investment — 2.6%
	Investment Fund — 2.6%
28,601	JPMorgan Prime Money Market Fund, Institutional Class Shares, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $28,601)	28,601
Investments of Cash Collateral for Securities on Loan — 5.6%
	Investment Fund — 5.6%
62,683	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $62,683)	62,683

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 105.6% (Cost $918,060)	1,175,084
	Liabilities in Excess of Other Assets — (5.6)%	(62,743)

	NET ASSETS — 100.0%	$1,112,341

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,936
Aggregate gross unrealized depreciation	(7,912)
Net unrealized appreciation/depreciation	$257,024

Federal income tax cost of investments	$918,060

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,175,084	$—	$—	$1,175,084

# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011